Prepayments and Other Current Assets (Details) $ / shares in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Sep. 05, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Prepayments and Other Current Assets (Details) [Line Items]
Other receivable repayment		$ 600,000	¥ 3.6
Stock-based compensation expense		$ 280,000		$ 168,000
Common Stock [Member]
Prepayments and Other Current Assets (Details) [Line Items]
Common shares issued (in Shares) | shares	400,000
Common stock valued	$ 448,000
Fair market value of common stock (in Dollars per share) | $ / shares	$ 1,120